Loans receivable (Tables)	12 Months Ended
Dec. 31, 2022
Loans receivable.
Schedule of loans receivable

	December 31, 2022	December 31, 2021
Balance at January 1	123	8
New loans granted	31,659	123
Repayments of principal	(746)	—
Interest charged	1,404	—
Interest received	—	(7)
Foreign exchange (gain) / loss	40	(1)
Expected credit losses	(28,475)	—
Write-off of loans receivable	(171)	—
Balance at December 31	3,834	123